UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2007
                                                --------------------------------

 Check here if Amendment |_|; Amendment Number:
                                                --------------

 This Amendment (Check only one.):  |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Russell B. Faucett
              ------------------------------------------------------------------
Address:      2001 Wilshire Blvd., Suite 401
              ------------------------------------------------------------------
              Santa Monica, California 90403
              ------------------------------------------------------------------

              ------------------------------------------------------------------

 Form 13F File Number:  28 - 12082
                             --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Russell B. Faucett
                 ---------------------------------------------------------------
Title:
                 ---------------------------------------------------------------
Phone:           (310) 264-4844
                 ---------------------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Russell B. Faucett      Santa Monica, California          April 25, 2007
----------------------   ------------------------------   ----------------------
                        [Signature] [City, State] [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


SEC 1685 (3-01) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:
                                                                0
                                                    ---------------------------

Form 13F Information Table Entry Total:                        20
                                                    ---------------------------

Form 13F Information Table Value
Total:                                                       74,715
                                                    ---------------------------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


-------------------------- ---------- ----------- ----------- --------------------- ------------ -----------------------
        Column 1            Column 2    Column 3   Column 4          Column 5         Column 6           Column 7
-------------------------- ---------- ----------- ----------- --------------------- ------------ -----------------------
                                                                SHRS                                 Voting Authority
                            TITLE OF                           OR PRN    SH/  PUT/   INVESTMENT      ----------------
     NAME OF ISSUER          CLASS       CUSIP       VALUE       AMT     PRN  CALL   DISCRETION    SOLE    SHARED  NONE
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
APPLIED SIGNAL TECHNOLOGY     COM      038237103   2,797,080   156,000   SH             Sole      156,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
ARGON ST                      COM      040149106   2,884,140   109,000   SH             Sole      109,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
CALIFORNIA MICRO DEVICES      COM      130439102   3,612,960   772,000   SH             Sole      772,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
DITECH COMMUNICATIONS         COM      25500T108   3,394,160   418,000   SH             Sole      418,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
EXPONENT                      COM      30214U102   6,643,350   333,000   SH             Sole      333,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
HERCULES TECHNOLOGY           COM       47096508   4,233,300   309,000   SH             Sole      309,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
ISHARES RUSSELL 2000
INDEX FUND                    COM      464287655   6,281,290    79,000   SH             Sole       79,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
LECG                          COM      523234102     941,200    65,000   SH             Sole       65,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
LTX                           COM      502392103   4,951,080   809,000   SH             Sole      809,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
LECROY                        COM      52324W109   3,039,400   364,000   SH             Sole      364,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
OMNIVISION TECHNOLOGIES       COM      682128103   4,315,680   333,000   SH             Sole      333,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
PINNACLE ENTERTAINMENT        COM      723456109   3,546,540   122,000   SH             Sole      122,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
RYDEX ETF TRUST S&P 500
UNWEIGHTED                    COM      78355W106   7,913,291   163,000   SH             Sole      163,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
SYS                           COM      785070103   1,631,538   759,208   SH             Sole      759.208
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
STANDARD & POORS 400
MID-CAP DEP RECEIPTS          COM      595635103   7,883,070    51,000   SH             Sole       51,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
STAMPS.COM                    COM      852857200   2,198,610   153,000   SH             Sole      153,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
VERI-TEK INTERNATIONAL        COM      92342X101   2,953,665   495,000   SH             Sole      495,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
VIMICRO INT'L                 COM      92718N109   1,853,280   286,000   SH             Sole      286,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
VIRAGE LOGIC                  COM      92763R104   2,420,910   333,000   SH             Sole      333,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------
Vonage                        COM      92886T201   1,221,300   354,000   SH             Sole      354,000
-------------------------- ---------- ----------- ----------- --------- ---- ------ ------------ --------- ------ ------



SEC 1685 (3-01) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.